As filed with the Securities and Exchange Commission on May 14, 2019

1933 Act Registration No. 333-228583

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐	Pre-Effective	☒	Post-Effective
	Amendment No.		Amendment No. 1

VIRTUS EQUITY TRUST

(Virtus SGA Global Growth Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

-----------------------------------

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Virtus Investment Partners, Inc.

One Financial Plaza

Hartford, Connecticut 06103

-----------------------------------------

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

This Amendment to the Registration Statement on Form N-14 of the Virtus Equity Trust, filed with the Securities and Exchange Commission on November 28, 2018 (Accession No. 0001144204-18-062070; File No. 333-228583), as amended, is being filed to add Exhibit (12) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, as amended, which are incorporated herein by reference in their entity, is amended, deleted or superceded hereby.

It is proposed that this filing will become effective:

☒	immediately on filing pursuant to paragraph (b)
☐	on ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____ pursuant to paragraph (a)(2) of Rule 485.

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

VIRTUS EQUITY TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification.

The Agreement and Declaration of Trust dated August 17, 2000, and the By-laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, each as amended, respectively provide that the Trust will indemnify the other party (or parties as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

1(a).	Agreement and Declaration of Trust, dated August 17, 2000, is incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 002-16590) to the Registrant’s Registration Statement on Form N-1A filed via EDGAR on October 30, 2000.

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1(b).	Amendment to Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 85 (File No. 002-16590) on October 25, 2007 (“Post-Effective Amendment No. 85”), and incorporated herein by reference.

1(c).	Second Amendment to the Declaration of Trust of the Registrant, dated August 20, 2015, filed via EDGAR with Post-Effective Amendment No. 106 (File No. 002-16590) on July 20, 2016, and incorporated herein by reference.

1(d).	Third Amendment to the Agreement and Declaration of Trust of the Registrant, dated November 17, 2016, filed via EDGAR with Post-Effective Amendment No. 110 (File No. 002-16590) on April 10, 2017 (“Post-Effective Amendment No. 110”), and incorporated herein by reference.

1(e).	Fourth Amendment to the Agreement and Declaration of Trust of the Registrant, dated June 2, 2017, filed via EDGAR with Post-Effective Amendment No. 112 (File No. 002-16590) on July 26, 2017 (“Post-Effective Amendment No. 112”), and incorporated herein by reference.

2(a).	Amended and Restated By-Laws of the Registrant dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006 (“Post-Effective Amendment No. 84”), and incorporated herein by reference.

2(b).	Amendment No. 1 dated August 23, 2006 to the Amended and Restated By-Laws of the Registrant, incorporated herein by reference to Post-Effective Amendment No. 84.

2(c).	Amendment No. 2 to the Amended and Restated By-Laws of the Registrant, dated November 17, 2011, filed via EDGAR with Post-Effective Amendment No. 95 (File No. 002-16590) on July 27, 2012 (“Post-Effective Amendment No. 95”), and incorporated herein by reference.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Amended and Restated Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 74 (File No. 002-16590) on October 28, 2003, and incorporated herein by reference.

6(b).	First Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA, made as of October 21, 2004, filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004, and incorporated herein by reference.

6(c).	Second Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA dated July 29, 2005, filed via EDGAR with Post-Effective Amendment No. 83 (File No. 002-16590) on October 25, 2005, and incorporated herein by reference.

6(d).	Third Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA dated July 13, 2007, and incorporated herein by reference to Post-Effective Amendment No. 85.

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6(e).	Fourth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 89 (File No. 002-16590) on June 6, 2008 (“Post-Effective Amendment No. 89”), and incorporated herein by reference.

6(f).	Fifth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 22, 2009, filed via EDGAR with Post-Effective Amendment No. 91 (File No. 002-16590) on June 22, 2009 (“Post-Effective Amendment No. 91”), and incorporated herein by reference.

6(g).	Sixth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165702) on Form N-14 on March 25, 2010, and incorporated herein by reference.

6(h).	Seventh Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective June 25, 2010, filed via EDGAR with Post-Effective Amendment No. 92 (File No. 002-16590) on July 28, 2010, and incorporated herein by reference.

6(i).	Eighth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective May 8, 2017, filed via EDGAR with Post-Effective Amendment No. 114 (File No. 002-16590) on December 21, 2017 (“Post-Effective Amendment No. 114”), and incorporated herein by reference.

6(j).	Ninth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective March 6, 2018, filed via EDGAR with Post-Effective Amendment No. 117 (File No. 002-16590) on March 6, 2018 (“Post-Effective Amendment No. 117”), and incorporated herein by reference.

6(k).	Form of Tenth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective December 1, 2018, filed via EDGAR (as Exhibit 6(k)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

6(l).	Form of Eleventh Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective [ ] [ ], 2019, filed via EDGAR (as Exhibit d.1.k) with Post-Effective Amendment No. 121 (File No. 002-16590) on January 25, 2019 (“Post-Effective Amendment No. 121”), and incorporated herein by reference.

6(m).	Subadvisory Agreement between VIA and Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(n).	First Amendment to Subadvisory Agreement between VIA and Kayne effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

6(o).	Second Amendment to Subadvisory Agreement between VIA and Kayne dated September 1, 2009, filed via EDGAR with the Registration Statement (File No. 333-163916) on Form N-14 on December 22, 2009 and incorporated herein by reference.

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6(p).	Third Amendment to Subadvisory Agreement between VIA and Kayne, dated January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

6(q).	Fourth Amendment to Subadvisory Agreement between VIA and Kayne dated September 30, 2011, and incorporated herein by reference to Post-Effective Amendment No. 95.

6(r).	Subadvisory Agreement between VIA and Kayne dated February 22, 2012, and incorporated herein by reference to Post-Effective Amendment No. 95.

6(s).	Subadvisory Agreement between VIA and Kayne dated November 2, 2016, and incorporated herein by reference to Post-Effective Amendment No. 110.

6(t).	Subadvisory Agreement between VIA and Kayne dated March 6, 2018, and incorporated herein by reference to Post-Effective Amendment No. 117.

6(u).	Subadvisory Agreement between VIA and Newfleet Asset Management, LLC (formerly SCM Advisors, LLC) (“Newfleet”) dated June 8, 2009, and incorporated herein by reference to Post-Effective Amendment No. 91.

6(v).	First Amendment to Subadvisory Agreement between VIA and Newfleet dated January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165702) on Form N-14 on March 25, 2010, and incorporated herein by reference.

6(w).	Subadvisory Agreement between VIA and Rampart Investment Management Company, LLC (“Rampart”) dated December 8, 2014, filed via EDGAR with Post-Effective Amendment No. 104 (File No. 002-16590) on July 28, 2015, and incorporated herein by reference.

6(x).	Subadvisory Agreement between VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”) dated November 2, 2016, and incorporated herein by reference.

6(y).	Form of Subadvisory Agreement between VIA and Sustainable Growth Advisers, LP (“SGA”) dated [______] [__], 2019, filed via EDGAR (as Exhibit d.9) with Post-Effective Amendment No. 121 (File No. 002-16590) on January 25, 2019 (“Post-Effective Amendment No. 121”) and incorporated herein by reference.

7(a).	Underwriting Agreement between Registrant and VP Distributors, Inc. (“VP Distributors”), made as of November 19, 1997, filed via EDGAR with Post-Effective Amendment No. 64 (File No. 002-16590) on October 6, 1998, and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers, effective February 2019, filed via EDGAR with Post-Effective Amendment No. 33 (File No. 333-08045) on February 22, 2019, and incorporated herein by reference.

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7(c).	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective February, 2019 filed via EDGAR with Post-Effective Amendment No. 122 (File No. 002-16590) on March 29, 2019, and incorporated herein by reference.

8.	Amended and Restated Deferred Compensation Program, effective February 9, 2017, filed via EDGAR with Post-Effective Amendment No. 31 to Virtus Alternative Solutions Trust’s (“VAST”) Registration Statement (File No. 333-191940) on April 10, 2017 (“Post-Effective Amendment No. 31”), and incorporated herein by reference.

9(a).	Custody Agreement between VAST and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014 (“Pre-Effective Amendment No. 31”), and incorporated herein by reference.

9(b).	Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015 (“Post-Effective Amendment No. 16”), and incorporated herein by reference.

9(c).	Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016 (“Post-Effective Amendment No. 24”), and incorporated herein by reference.

9(d).	Joinder Agreement and Amendment to Custody Agreement between VAST, Registrant and Virtus Opportunities Trust (“VOT”) (collectively, “Virtus Mutual Funds”), Virtus Asset Trust (“VAT”), Virtus Retirement Trust (“VRT”), Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, and incorporated herein by reference to Post-Effective Amendment No. 114.

9(e).	Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon filed via EDGAR with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014 (“Post-Effective Amendment No. 4”), and incorporated herein by reference.

9(f).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014 (“Post-Effective Amendment No. 4”), and incorporated herein by reference.

9(g).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, and incorporated herein by reference to Post-Effective Amendment No. 16.

9(h).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, and incorporated herein by reference to Post-Effective Amendment No. 24.

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9(i).	Joinder Agreement and Amendment to Foreign Custody Manager Agreement between Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(j)) on December 12, 2018 to Form N-14 (File No. 333-228766) and incorporated herein by reference.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), dated March 1, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

10(b).	Amendment No. 1 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 (“Post-Effective Amendment No. 88”) and incorporated herein by reference.

10(c).	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

10(d).	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 6, 2018, and incorporated herein by reference to Post-Effective Amendment No. 117.

10(e).	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective November 14, 2018, filed via EDGAR (as Exhibit 10(e)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

10(f).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, dated March 1, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

10(g).	Amendment No. 1 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 10, 2008, and incorporated herein by reference to Post-Effective Amendment No. 88.

10(h).	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

10(i).	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 6, 2018, and incorporated herein by reference to Post-Effective Amendment No. 117.

10(j).	Amendment No.4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective November 14, 2018, filed via EDGAR (as Exhibit 10(j)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

10(k).	Class T Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 1, 2017, and incorporated herein by reference to Post-Effective Amendment No. 110.

10(l).	Amendment No. 1 to Class T Share Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 6, 2018, and incorporated herein by reference to Post-Effective Amendment No. 117.

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10(m).	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of February 28, 2019, filed via EDGAR with Post-Effective Amendment No. 122 (File No. 002-16590) on March 29, 2019, and incorporated herein by reference.

11.	Opinion and consent of Kevin J. Carr, Esq., filed via EDGAR with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (File No. 333-228583) on February 5, 2019, and incorporated herein by reference.

12.	Tax opinion and consent of Sullivan & Worcester LLP, filed via EDGAR herewith.

13(a).	Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds, VAT, VRT, and Virtus Fund Services dated September 20, 2018, and incorporated herein by reference to Post-Effective Amendment No. 119.

13(b).	Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR with Post-Effective Amendment No. 54 to Virtus Insight Trust’s (VIT) Registration Statement (File No. 033-64915) on April 27, 2012, and incorporated herein by reference.

13(c).	Adoption and Amendment Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of March 21, 2014, and incorporated herein by reference to Post-Effective Amendment No. 4.

13(d).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of March 21, 2014, and incorporated herein by reference to Post-Effective Amendment No. 4.

13(e).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017 (“Post-Effective Amendment No. 92”), and incorporated herein by reference.

13(f).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of November 12, 2014, filed via EDGAR with Post-Effective Amendment No. 80 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2015 (“Post-Effective Amendment No. 80”), and incorporated herein by reference.

13(g).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of May 28, 2015, filed via EDGAR with Post-Effective Amendment No. 18 to VAST’s Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

13(h).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December 10, 2015, filed via EDGAR with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016 (“Post-Effective Amendment No. 35”), and incorporated herein by reference.

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13(i).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, and incorporated herein by reference to Post-Effective Amendment No. 112.

13(j).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, and incorporated herein by reference to Post-Effective Amendment No. 114.

13(k).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 18, 2017, and incorporated herein by reference to Post-Effective Amendment No. 114.

13(l).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of January 1, 2018, and incorporated herein by reference to Post-Effective Amendment No. 114.

13(m).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 20, 2018, and incorporated herein by reference to Post-Effective Amendment No. 119.

13(n).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated December 21, 2018, and incorporated herein by reference to Post-Effective Amendment No. 121.

13(o).	Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 36 to VOT’s Registration Statement (File No. 033-65137) on January 28, 2010, and incorporated herein by reference.

13(p).	First Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011 (“Post-Effective Amendment No. 44”), and incorporated herein by reference.

13(q).	Second Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of June 30, 2010, and incorporated herein by reference to Post-Effective Amendment No. 44.

13(r).	Third Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of September 14, 2010, and incorporated herein by reference to Post-Effective Amendment No. 44.

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13(s).	Fourth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of January 1, 2011, filed via EDGAR with Post-Effective Amendment No. 51 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2012 (“Post-Effective Amendment No. 51”), and incorporated herein by reference.

13(t).	Fifth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of March 15, 2011, and incorporated herein by reference to Post-Effective Amendment No. 51.

13(u).	Sixth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of August 28, 2012, filed via EDGAR with Post-Effective Amendment No. 61 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2013 (“Post-Effective Amendment No. 61”), and incorporated herein by reference.

13(v).	Seventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of December 18, 2012, and incorporated herein by reference to Post-Effective Amendment No. 61.

13(w).	Eighth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of June 10, 2013, filed via EDGAR with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013 (“Post-Effective Amendment No. 64”), and incorporated herein by reference.

13(x).	Ninth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of December 18, 2013, filed via EDGAR with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014 (“Post-Effective Amendment No. 70”), and incorporated herein by reference.

13(y).	Tenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of November 13, 2014, filed via EDGAR with Post-Effective Amendment No. 75 to VOT’s Registration Statement (File No. 033-65137) on November 13, 2014, and incorporated herein by reference.

13(z).	Eleventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of January 1, 2015, and incorporated herein by reference to Post-Effective Amendment No. 80.

13(aa).	Twelfth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of March 19, 2015, filed via EDGAR with Post-Effective Amendment No. 82 to VOT’s Registration Statement (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

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13(bb).	Thirteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of January 8, 2016, and incorporated herein by reference to Post-Effective Amendment No. 35.

13(cc).	Fourteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of December 1, 2016, and incorporated herein by reference to Post-Effective Amendment No. 92.

13(dd).	Fifteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT, VAT and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR with Post-Effective Amendment No. 28 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(ee).	Sixteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT, VAT and Virtus Fund Services, effective as of March 6, 2018, and incorporated herein by reference to Post-Effective Amendment No. 117.

13(ff).	Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

13(gg).	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011 (“Post-Effective Amendment No. 52”), and incorporated herein by reference.

13(hh).	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010, and incorporated herein by reference to Post-Effective Amendment No. 52.

13(ii).	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011, and incorporated herein by reference to Post-Effective Amendment No. 52.

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13(jj).	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013 (“Post-Effective Amendment No. 56”), and incorporated herein by reference.

13(kk).	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, and incorporated herein by reference to Post-Effective Amendment No. 56.

13(ll).	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, and incorporated herein by reference to Post-Effective Amendment No. 64.

13(mm).	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, and incorporated herein by reference to Post-Effective Amendment No. 70.

13(nn).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon, dated February 24, 2014, and incorporated herein by reference to Post-Effective Amendment No. 3.

13(oo).	Joinder Agreement to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VVIT, VAST, VATS, Virtus Fund Services and BNY Mellon, dated December 10, 2015, and incorporated herein by reference to Post-Effective Amendment No. 35.

13(pp).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VATS, Virtus Fund Services and BNY Mellon dated July 27, 2016, and incorporated herein by reference to Post-Effective Amendment No. 31.

13(qq).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated April, 2017, and incorporated herein by reference to Post-Effective Amendment No. 112.

13(rr).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 21, 2017, and incorporated herein by reference to Post-Effective Amendment No. 114.

13(ss).	Form of Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon, dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

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13(tt).	Eighteenth Amended and Restated Expense Limitation Agreement between Registrant and VIA effective March 29, 2018, and incorporated herein by reference to Post-Effective Amendment No. 119.

13(uu).	Amended and Restated Fee Waiver Agreement between Registrant and VP Distributors effective as of June 30, 2011, and incorporated herein by reference to Post-Effective Amendment No. 95.

14.	Consent of PricewaterhouseCoopers LLP with respect to American Beacon SGA Global Growth Fund (“AB SGA Fund”), a series of American Beacon Funds, filed via EDGAR with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (File No. 333-228583) on February 5, 2019, and incorporated herein by reference.

15.	Not applicable.

16.	Power of Attorney for Thomas J. Brown, Donald C. Burke, Roger A. Gelfenbien, Sidney E. Harris, Hassell H. McClellan, Connie D. McDaniel, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates and Richard E. Segerson, filed via EDGAR with the Registration Statement (File No. 333-228583) on Form N-14 on November 28, 2018.

17.	Form of Proxy Card for AB SGA Fund, filed via EDGAR with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (File No. 333-228583) on February 5, 2019, and incorporated herein by reference.

Item 17.	Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 14th day of May, 2019.

VIRTUS EQUITY TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment to the Registration Statement in the capacities indicated on the 14th day of May, 2019.

Signatures	Title

/s/ George R. Aylward	President (Principal Executive Officer) and Trustee
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
W. Patrick Bradley

/s/ Thomas J. Brown	Trustee
Thomas J. Brown*

/s/ Donald C. Burke	Trustee
Donald C. Burke*

/s/ Sidney E. Harris	Trustee
Sidney E. Harris*

_________________	Trustee
John R. Mallin

/s/ Hassell H. McClellan	Trustee
Hassell H. McClellan*

/s/ Connie D. McDaniel	Trustee
Connie D. McDaniel*

/s/ Philip R. McLoughlin	Trustee and Chairman
Philip R. McLoughlin*

/s/ Geraldine M. McNamara	Trustee
Geraldine M. McNamara*

/s/ James M. Oates	Trustee
James M. Oates*

/s/ Richard E. Segerson	Trustee
Richard E. Segerson*

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.

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EXHIBIT INDEX

Exhibit	Item

12	Tax opinion and consent of Sullivan & Worcester LLP

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